Document and Entity Information	12 Months Ended
Mar. 31, 2025
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Modine Manufacturing Company
Entity Central Index Key	0000067347
Amendment Flag	false